Revenue - Summary of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Opening Balance	$ 105,049	$ 61,755	$ 68,416	$ 74,727
Closing Balance	$ 34,670	$ 105,049	$ 61,755	$ 68,416